UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                        USAA PRECIOUS METALS
                                and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2007

                                         (c) 2008, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        18

   Financial Statements                                                     20

   Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                             36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]         THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                       "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]             MARK JOHNSON, CFA
                                       USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              For the six-month period ended November 30, 2007, the USAA Precious Metals and Minerals Fund had a total return of 19.06%. This compares to returns of 17.24% for the Lipper Gold Funds Index, -2.33% for the S&P 500 Index, 18.87% for London Gold, and 22.89% for the Philadelphia Gold & Silver Index (XAU). Additionally, the Fund was named the No. 1 fund in its Lipper peer group for the 10 years ended December 31, 2006 (see page 8 for more information). We believe this award is particularly significant because it covered a full market cycle--in the first four years gold prices were generally declining, while in the most recent six years they generally have been rising.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD.

              As always, the price of gold was the critical factor, rising from $660.50 at the close on May 31, 2007, to $783.75 at November 30. However, the six-month reporting period had two distinct halves. From June through August, gold traded in a very tight range, from $639.50 to $687.40. From September through November, the range widened dramatically, from $664.75 to $845.84. The credit crisis and the falling dollar were the biggest drivers of the increased volatility.

              Although gold is generally seen as a safe haven in times of market volatility, the credit crisis actually hurt gold prices in August, because investors with illiquid positions who needed to raise cash were able to sell their highly liquid gold positions.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              However, at other times in the reporting period, gold benefited from its status as a safe haven.

              Additionally, after trending lower in a controlled fashion in the first few months of the quarter, the dollar began falling rather dramatically in September as the U.S. economy started to show signs of slowing and the Federal Reserve Board (the Fed) began to cut interest rates in an effort to stave off a recession. Lower interest rates hurt the value of the dollar against other currencies and gold, which often acts like a currency, because investors are being paid less to hold the dollar.

              Gold developed a tremendous amount of momentum in the second half of the six months, rising very close to its all-time high early in November before falling back. In our view the November correction was warranted, because gold clearly was overbought. Even with the degree of the dollar's decline, investors had grown too enthusiastic about the upside on gold.

HOW WAS THE FUND POSITIONED?

              We continued to focus on mid-cap growth mining stocks, and overall stock selection was positive. The biggest contributors to performance were Compania de Minas Buenaventura S.A. ADR, Goldcorp, Inc., Meridian Gold, Inc., which was bought out, and Newcrest Mining Ltd.

              Over the course of the period, we increased the Fund's allocation to gold from 69.8% of net assets to 76.4% of net assets, largely by cutting our exposure to platinum stocks and eliminating our diamond-related holding. There was some negative news in platinum, but our cut in allocation was largely based on eliminating one platinum-based holding with operating difficulties. With regard to diamonds, we were concerned in the short term about the rising cost structure of the particular company we held

         FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-17.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              and in the long term about the impact of new technology to create diamonds in the laboratory.

WHAT'S YOUR OUTLOOK FOR GOLD PRICES?

              The sell-off at the end of November somewhat mitigated our concerns about gold's being overbought. We continue to expect that gold will trade on the U.S. dollar, and to a lesser extent, on the oil price.

              On a fundamental level, we believe there are some encouraging signs for the dollar in terms of the twin (trade and budget) deficits. The weak dollar is helping U.S. exporters, whose goods are increasingly competitive overseas, shrink the trade deficit. Additionally, the U.S. federal budget deficit has come down.

              On a short-term basis, we believe it will be hard for the dollar to sustain a significant rally so long as the Fed is cutting rates. Looking at 2008, if overseas economies weaken because of lower exports to the United States, it could start a round of global rate cutting that may favor the dollar. However, stagflation, the risk of which is greater now than at any time in many years, should be enormously bullish for gold prices (regardless of what happens to the dollar) if it were to occur.

DO YOU THINK THAT GOLD CAN ACT AS A SAFE HAVEN IF THE RECENT STOCK MARKET VOLATILITY CONTINUES?

              Although gold is often seen as a safe haven, it is important to keep in mind that it is extremely volatile. In our view, gold's most important function is as a portfolio diversifier. Your Fund tends to be uncorrelated with other USAA fund offerings, which means that a small holding in the USAA Precious Metals and Minerals Fund may noticeably reduce overall portfolio volatility, potentially leading to more consistent long-term rates of return within your total portfolio.

              We appreciate your trust and look forward to serving you.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                   out of 61 specialty - precious metals funds
                     for the period ended November 30, 2007:

                                 OVERALL RATING
                                 *   *   *   *

      3-YEAR                        5-YEAR                         10-YEAR
      * * * *                       * * * *                        * * * *
  out of 61 funds               out of 50 funds                out of 29 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
          10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND

                               LIPPER FUND AWARDS

                          [LOGO OF LIPPER FUND AWARDS]

LIPPER NAMED YOUR USAA PRECIOUS METALS AND MINERALS FUND THE "BEST FUND OVER 10 YEARS" FOR CONSISTENT RETURN IN THE GOLD ORIENTED FUNDS CATEGORY FOR THE 10-YEAR PERIOD ENDED DECEMBER 31, 2006. LIPPER INC. RANKED THE USAA PRECIOUS METALS AND MINERALS FUND 1 AMONG 23 GOLD ORIENTED FUNDS FOR THE 10-YEAR PERIOD, AND 8 OF 52 AND 3 OF 37 GOLD ORIENTED FUNDS FOR THE ONE- AND FIVE-YEAR PERIODS, RESPECTIVELY, ENDED DECEMBER 31, 2006. RANKINGS ARE BASED ON TOTAL RETURN.

                            LIPPER LEADERS (OVERALL)

        [LOGO OF LIPPER LEADER 5]                    [LOGO OF LIPPER LEADER 5]
             TOTAL RETURN                              CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 51 and 50 funds, respectively, within the Lipper Gold Oriented Funds category for the overall period ended November 30, 2007. The Fund received a Lipper Leader rating for Total Return and Consistent Return among 51 and 50 funds, respectively, for the three-year period, among 41 funds for the five-year period, and among 24 and 23 funds, respectively, for the 10-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of November 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND (Ticker Symbol: USAGX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

-------------------------------------------------------------------------------
                                              11/30/07              5/31/07
-------------------------------------------------------------------------------
Net Assets                                 $965.8 Million        $816.5 Million
Net Asset Value Per Share                      $34.37                $28.86

-------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/07
-------------------------------------------------------------------------------

5/31/07 TO 11/30/07*            1 YEAR            5 YEARS            10 YEARS
       19.06%                   21.09%            35.44%              23.15%

---------------
EXPENSE RATIO**
---------------
    1.21%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA PRECIOUS                     PHILADELPHIA
           METALS AND MINERALS    LIPPER GOLD    GOLD & SILVER
                  FUND            FUNDS INDEX     INDEX (XAU)     LONDON GOLD    S&P 500 INDEX
11/30/97       $10,000.00         $10,000.00      $10,000.00      $10,000.00      $10,000.00
12/31/97        10,514.29          10,450.90       10,478.47        9,777.63       10,171.61
01/31/98        11,180.95          11,056.60       10,588.64       10,271.23       10,284.01
02/28/98        10,971.43          10,720.07       10,663.12       10,020.22       11,025.30
03/31/98        11,828.57          11,341.36       11,548.65       10,141.51       11,589.44
04/30/98        12,933.33          12,132.51       12,437.79       10,468.33       11,708.12
05/31/98        11,180.95          10,339.12       10,583.19        9,892.18       11,507.15
06/30/98        10,171.43           9,249.45       10,161.80        9,983.15       11,974.22
07/31/98         9,390.48           8,690.18        8,921.35        9,732.14       11,847.67
08/31/98         7,028.57           6,677.18        6,940.54        9,211.59       10,135.96
09/30/98        10,685.71           9,620.19       10,645.76        9,900.61       10,785.84
10/31/98        10,800.00           9,477.72       10,711.53        9,848.38       11,661.82
11/30/98        10,571.43           9,160.68       10,097.56        9,929.25       12,368.33
12/31/98        10,628.57           9,112.72        9,247.46        9,696.77       13,080.58
01/31/99        10,457.14           8,901.88        9,004.07        9,615.90       13,627.37
02/28/99        10,133.33           8,680.68        8,622.40        9,671.50       13,203.90
03/31/99        10,190.48           8,723.42        8,521.47        9,415.43       13,732.04
04/30/99        11,714.29           9,978.45       10,482.24        9,656.33       14,263.80
05/31/99        10,152.38           8,543.94        8,712.00        9,049.87       13,927.35
06/30/99        10,609.52           8,893.23        9,579.33        8,793.80       14,698.17
07/31/99         9,847.62           8,440.67        8,998.24        8,611.86       14,241.23
08/31/99        10,114.29           8,746.25        9,739.11        8,584.91       14,170.72
09/30/99        12,628.57          10,679.77       11,607.67       10,074.12       13,782.73
10/31/99        11,580.95           9,624.81       10,061.18       10,077.49       14,654.53
11/30/99        11,104.76           9,360.71        9,714.76        9,816.37       14,952.41
12/31/99        11,390.48           9,513.16        9,849.53        9,779.31       15,831.85
01/31/00        10,247.62           8,572.40        8,691.72        9,545.15       15,036.52
02/29/00        10,323.81           8,559.21        8,723.35        9,893.87       14,752.18
03/31/00         9,752.38           8,083.56        8,255.60        9,324.46       16,194.44
04/30/00         9,161.90           7,650.13        7,999.90        9,267.18       15,707.39
05/31/00         9,276.19           7,749.07        8,256.53        9,172.84       15,385.38
06/30/00         9,980.95           8,182.39        8,482.91        9,708.56       15,764.30
07/31/00         9,257.14           7,614.56        7,461.65        9,324.46       15,518.06
08/31/00         9,923.81           8,117.25        7,732.85        9,332.88       16,481.41
09/30/00         9,200.00           7,566.68        7,376.97        9,220.01       15,611.52
10/31/00         8,323.81           6,893.99        6,482.95        8,911.73       15,545.20
11/30/00         8,819.05           7,193.01        6,986.79        9,066.71       14,320.62
12/31/00         9,684.56           7,863.24        7,631.04        9,246.97       14,390.87
01/31/01         9,550.58           7,853.15        7,252.53        8,911.73       14,901.14
02/28/01         9,971.65           8,175.47        7,838.97        8,985.85       13,543.30
03/31/01         9,148.65           7,429.33        7,103.75        8,682.61       12,685.80
04/30/01        10,641.53           8,529.38        8,232.70        8,866.24       13,670.84
05/31/01        11,177.43           8,922.21        8,548.84        9,012.80       13,762.55
06/30/01        11,560.22           8,980.97        7,970.13        9,117.25       13,427.71
07/31/01        10,909.48           8,503.03        7,941.70        8,958.89       13,295.47
08/31/01        11,636.78           8,986.74        8,501.34        9,198.11       12,463.99
09/30/01        12,153.55           9,280.47        8,688.15        9,875.34       11,457.57
10/31/01        11,904.73           9,086.65        8,200.20        9,391.85       11,676.18
11/30/01        12,000.43           9,089.62        7,924.00        9,282.35       12,571.60
12/31/01        12,683.70           9,533.51        8,207.63        9,316.04       12,681.80
01/31/02        14,360.73          10,612.06        9,248.09        9,511.46       12,496.83
02/28/02        15,979.92          11,683.85        9,860.50       10,001.68       12,255.78
03/31/02        17,618.40          12,813.46       10,733.66       10,154.99       12,716.76
04/30/02        18,678.58          13,582.57       11,198.50       10,384.10       11,946.11
05/31/02        22,572.36          16,100.17       12,788.03       11,004.04       11,858.41
06/30/02        19,507.46          14,130.81       10,852.43       10,731.13       11,014.03
07/31/02        16,191.96          11,714.29        9,194.07       10,264.49       10,155.69
08/31/02        19,044.83          13,604.11       10,628.66       10,539.08       10,222.17
09/30/02        19,083.38          13,714.29       10,672.84       10,906.33        9,112.34
10/31/02        17,522.01          12,571.53        9,708.70       10,677.22        9,913.49
11/30/02        17,599.12          12,592.89        9,699.52       10,749.66       10,496.42
12/31/02        21,259.08          15,323.85       11,765.57       11,698.11        9,880.09
01/31/03        21,839.60          15,471.63       11,802.36       12,382.08        9,621.77
02/28/03        20,138.07          14,531.58       11,105.78       11,706.54        9,477.19
03/31/03        19,037.09          13,461.74       10,332.50       11,282.01        9,568.95
04/30/03        19,097.14          13,422.60       10,086.53       11,346.02       10,356.77
05/31/03        21,419.22          14,959.25       11,362.09       12,176.55       10,901.92
06/30/03        22,280.00          15,403.13       12,168.63       11,657.68       11,041.19
07/31/03        23,901.45          16,259.21       12,553.87       11,952.49       11,235.95
08/31/03        27,584.76          18,588.96       14,132.79       12,654.99       11,454.64
09/30/03        28,905.94          19,251.01       14,159.80       13,072.78       11,333.36
10/31/03        32,969.59          21,543.09       15,246.35       13,013.81       11,974.16
11/30/03        37,493.65          23,356.72       17,059.40       13,421.50       12,079.39
12/31/03        36,444.08          23,654.19       16,937.15       14,024.60       12,712.44
01/31/04        32,747.16          21,441.11       14,886.74       13,468.67       12,945.73
02/29/04        33,188.27          21,858.13       15,573.28       13,337.26       13,125.61
03/31/04        35,435.83          23,165.84       16,390.31       14,275.61       12,927.62
04/30/04        28,189.03          18,338.16       12,804.76       13,089.62       12,724.95
05/31/04        30,499.60          19,719.14       14,054.79       13,249.66       12,899.22
06/30/04        29,554.37          19,109.99       13,504.54       13,335.58       13,149.97
07/31/04        28,546.11          18,764.16       13,619.13       13,187.33       12,714.79
08/31/04        30,310.55          19,990.55       14,868.59       13,721.36       12,765.75
09/30/04        32,432.08          21,849.28       16,002.59       14,004.38       12,904.04
10/31/04        33,167.27          22,282.07       16,243.03       14,337.94       13,101.18
11/30/04        34,574.62          23,486.32       16,788.63       15,276.28       13,631.10
12/31/04        32,525.88          22,197.04       15,634.06       14,676.55       14,094.81
01/31/05        30,743.64          21,034.60       14,392.81       14,223.38       13,751.25
02/28/05        32,844.14          22,671.98       15,607.24       14,671.50       14,040.47
03/31/05        31,358.94          21,481.53       14,812.91       14,403.64       13,792.11
04/30/05        28,430.97          19,432.72       13,207.19       14,679.92       13,530.66
05/31/05        28,855.32          19,706.67       13,664.80       13,963.95       13,960.80
06/30/05        31,804.50          21,355.54       14,732.95       14,727.09       13,980.80
07/31/05        31,507.46          21,362.63       14,386.21       14,454.18       14,500.51
08/31/05        33,438.22          22,352.20       15,204.72       14,597.37       14,368.27
09/30/05        38,509.12          25,909.63       17,954.56       15,945.08       14,484.59
10/31/05        35,920.63          24,231.01       16,924.29       15,860.85       14,242.99
11/30/05        39,782.15          26,693.86       18,254.74       16,699.80       14,781.15
12/31/05        45,293.17          29,616.88       20,410.50       17,284.37       14,786.46
01/31/06        52,628.18          35,184.79       24,593.04       19,162.74       15,177.97
02/28/06        50,126.15          32,875.51       21,276.67       18,733.15       15,219.03
03/31/06        55,814.53          36,129.09       22,627.91       19,609.16       15,408.43
04/30/06        62,764.61          40,495.27       25,274.67       21,698.11       15,615.19
05/31/06        57,247.32          36,998.68       22,813.53       22,001.35       15,166.33
06/30/06        57,824.71          36,778.16       23,003.75       20,670.49       15,186.46
07/31/06        57,953.02          36,795.34       22,740.17       21,310.65       15,280.07
08/31/06        60,882.74          38,037.14       23,551.88       21,007.41       15,643.08
09/30/06        55,066.06          34,600.11       20,649.58       20,190.36       16,045.96
10/31/06        59,343.03          37,182.07       22,091.52       20,341.98       16,568.52
11/30/06        66,250.35          40,838.82       24,036.15       21,789.08       16,883.12
12/31/06        64,857.24          39,962.53       22,966.64       21,293.80       17,119.96
01/31/07        65,394.22          39,711.16       22,601.21       21,917.12       17,378.62
02/28/07        66,724.98          40,489.43       22,579.13       22,378.71       17,039.72
03/31/07        66,935.10          40,880.22       22,176.55       22,296.16       17,229.94
04/30/07        66,958.45          41,633.21       22,204.69       22,809.97       17,992.84
05/31/07        67,378.69          41,844.98       22,663.88       22,206.87       18,620.12
06/30/07        66,281.39          41,278.68       22,055.22       21,917.12       18,310.95
07/31/07        67,425.39          42,329.38       24,145.33       22,422.51       17,743.98
08/31/07        64,903.94          39,908.70       22,876.03       22,641.51       18,009.50
09/30/07        78,515.09          48,328.68       27,432.11       25,033.69       18,682.31
10/31/07        89,581.44          54,355.59       30,597.97       26,600.40       18,979.45
11/30/07        80,219.39          49,057.34       27,849.36       26,398.25       18,185.73

                                   [END CHART]

         DATA FROM 11/30/97 THROUGH 11/30/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

         o The Lipper Gold Funds Index is an unmanaged index that tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

         o The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

         o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------
                    TOP 10 EQUITY HOLDINGS
                       (% of Net Assets)
--------------------------------------------------------------

Goldcorp, Inc.                                           7.7%
Yamana Gold, Inc.                                        6.8%
Freeport-McMoRan Copper & Gold, Inc.                     6.1%
Agnico-Eagle Mines Ltd.                                  6.0%
Kinross Gold Corp.                                       5.7%
Compania de Minas Buenaventura S.A. ADR                  5.2%
Impala Platinum Holdings Ltd.                            5.2%
Lihir Gold Ltd.                                          5.1%
Barrick Gold Corp.                                       4.6%
Newmont Mining Corp.                                     4.5%
--------------------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           ASSET ALLOCATION
                               11/30/07

          [PIE CHART OF ASSET ALLOCATION]

Gold                                          76.4%
Platinum Group Metals                          8.9%
Base Metals                                    6.4%
Silver                                         3.5%
Other*                                        19.9%

                    [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-17.

14

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                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (95.2%)

              COMMON STOCKS (95.1%)
              ---------------------
              GOLD (76.4%)

              AFRICAN GOLD COMPANIES (0.5%)
   300,000    Gold Fields Ltd. ADR(c)                                                         $    4,935
                                                                                              ----------
              AUSTRALIAN GOLD COMPANIES (10.6%)
   600,000    Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $707)*(a)                      456
14,500,000    Lihir Gold Ltd.*(b)                                                                 49,434
 1,100,000    Newcrest Mining Ltd.(b)                                                             32,380
 3,300,000    Sino Gold Ltd.*(b),(c)                                                              20,142
                                                                                              ----------
                                                                                                 102,412
                                                                                              ----------
              EUROPEAN GOLD COMPANIES (3.3%)
   900,000    Randgold Resources Ltd. ADR                                                         31,662
                                                                                              ----------
              NORTH AMERICAN GOLD COMPANIES (56.8%)
 1,200,000    Agnico-Eagle Mines Ltd.(c)                                                          57,744
   750,000    American Bonanza Gold Corp. (acquired 10/07/2003; cost $632)*(a)                       139
 1,000,000    Anatolia Minerals Development Ltd.*                                                  4,450
 3,600,000    Aurizon Mines Ltd.*                                                                 12,746
 2,000,000    Axmin, Inc. (acquired 12/06/2006; cost $1,647)*(a)                                   1,540
 1,100,000    Barrick Gold Corp.(c)                                                               44,561
 1,300,000    Centerra Gold, Inc.*                                                                13,170
 6,800,000    Eldorado Gold Corp.*                                                                39,714
 1,900,000    Gammon Gold, Inc.*                                                                  14,042
 2,300,000    Goldcorp, Inc.(c)                                                                   74,543
 3,000,000    IAMGOLD Corp.                                                                       25,831
 3,000,000    Jinshan Gold Mines, Inc. (acquired 12/07/2005 - 6/20/2007; cost $1,520)*(a)          8,790
 3,200,000    Kinross Gold Corp.*                                                                 55,107
   200,000    Metallic Ventures Gold, Inc. (acquired 12/10/2002; cost $385)*(a)                      450
 2,200,000    Metallica Resources, Inc.*                                                          11,089
 1,000,000    Minefinders Corp. Ltd.*                                                             11,651
   731,300    Miramar Mining Corp.*                                                                4,578
   870,000    Newmont Mining Corp.                                                                43,230
   375,000    Northern Star Mining Corp. (acquired 5/05/2006; cost: $373)*(a)                        319
15,000,000    Peak Gold Ltd.*(c)                                                                   6,750

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
 3,700,000    Red Back Mining, Inc.*                                                          $   23,533
   800,000    Royal Gold, Inc.(c)                                                                 22,976
 2,300,000    Semafo, Inc. (acquired 10/31/2006 - 1/31/2007; cost $3,592)*(a)                      2,208
 1,200,000    Western Goldfields, Inc.*                                                            3,864
 5,100,000    Yamana Gold, Inc.(c)                                                                65,586
                                                                                              ----------
                                                                                                 548,611
                                                                                              ----------

              SOUTH AMERICAN GOLD COMPANIES (5.2%)
   900,000    Compania de Minas Buenaventura S.A. ADR                                             50,247
                                                                                              ----------
              Total Gold (cost: $408,860)                                                        737,867
                                                                                              ----------
              BASE METALS (6.4%)
   600,000    Freeport-McMoRan Copper & Gold, Inc.                                                59,358
   594,100    Nautilus Minerals, Inc. (acquired 2/02/2007; cost $2,180)*(a)                        2,406
                                                                                              ----------
              Total Base Metals (cost: $36,755)                                                   61,764
                                                                                              ----------
              PLATINUM GROUP METALS (8.9%)
   250,000    Anglo Platinum Ltd.                                                                 35,672
 1,450,000    Impala Platinum Holdings Ltd.                                                       50,470
                                                                                              ----------
              Total Platinum Group Metals (cost: $21,353)                                         86,142
                                                                                              ----------
              SILVER (3.4%)
 1,700,000    Hecla Mining Co.*                                                                   19,941
   300,000    Mines Management, Inc.*(c)                                                           1,062
   400,000    Pan American Silver Corp.*                                                          12,720
                                                                                              ----------
              Total Silver (cost: $18,939)                                                        33,723
                                                                                              ----------
              Total Common Stocks (cost: $485,907)                                               919,496
                                                                                              ----------
              WARRANTS (0.1%)
              ---------------
              GOLD (0.0%)

              AUSTRALIAN GOLD COMPANIES (0.0%)
   300,000    Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $32)*(a)                        55
                                                                                              ----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              NORTH AMERICAN GOLD COMPANIES (0.0%)
 1,350,000    Glencairn Gold Corp. (acquired 2/24/2004; cost $267)*(a)                        $       27
    60,000    Metallic Ventures Gold, Inc. (acquired 3/18/2004; cost $0)*(a)                          12
    85,250    Metallica Resources, Inc. (acquired 1/19/2007; cost $0)*(a),(b)                          -
   187,500    Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a),(b)                         -
   930,000    Peak Gold Ltd.*                                                                        140
                                                                                              ----------
                                                                                                     179
                                                                                              ----------
              Total Gold (cost: $533)                                                                234
                                                                                              ----------
              BASE METALS (0.0%)
   297,050    Nautilus Minerals, Inc. (acquired 2/20/2007; cost $0)*(a),(b)                            -
    55,000    New Gold, Inc.*                                                                          2
                                                                                              ----------
              Total Base Metals (cost: $50)                                                            2
                                                                                              ----------

              SILVER (0.1%)
   150,000    Mines Management, Inc.* (cost $0)                                                      282
                                                                                              ----------
              Total Warrants (cost: $583)                                                            518
                                                                                              ----------
              Total Equity Securities (cost: $486,490)                                           920,014
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (5.0%)

              COMMERCIAL PAPER (5.0%)
   $12,392    Alfa Corp., 4.70%, 12/03/2007                                                       12,388
    26,550    General Electric Co., 4.47%, 12/05/2007                                             26,537
     9,559    UBS Finance Delaware, LLC, 4.49%, 12/06/2007                                         9,553
                                                                                              ----------
              Total Money Market Instruments (cost: $48,478)                                      48,478
                                                                                              ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (14.9%)

              COMMERCIAL PAPER (1.1%)
    10,000    Galleon Capital LLC(e),(f), 5.33%, 12/06/2007                                        9,993
                                                                                              ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (0.5%)
   $ 5,000    Bank of America, N.A., Notes, 4.74%(g), 6/13/2008                               $    5,002
                                                                                              ----------

              REPURCHASE AGREEMENTS (11.5%)
    43,000      Credit  Suisse First Boston LLC,  4.55%,  acquired on 11/30/2007 and due  12/03/2007  at  $43,000  (collateralized  by $21,055 of
                Freddie Mac Notes(h),  5.65%,  due 2/23/2007 and $19,605 Federal
                Home Loan Bank Notes(h), 5.75%, due 6/12/2026;
                combined market value $43,862)                                                    43,000
    42,000    Deutsche Bank Securities, Inc., 4.55%, acquired on 11/30/2007 and due  12/03/2007  at  $42,000  (collateralized  by $20,000 of
                Freddie Mac Notes(h),  5.75%,  due 5/23/2011;  Federal Home Loan
                Bank Notes(h), 4.63%, due 5/07/2009; and Fannie Mae Notes(h),
                5.55%, due 1/25/2012; combined market value $42,840)                              42,000
    26,000    Lehman Brothers, Inc., 4.50%, acquired on 11/30/2007 and
                due 12/03/2007 at $26,000 (collateralized by $25,551 of
                Tennessee Valley Authority Notes(h), 4.88% - 6.79%,
                due 5/23/2012 - 12/15/2016; market value $26,520)                                 26,000
                                                                                              ----------
              Total Repurchase Agreements                                                        111,000
                                                                                              ----------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (1.8%)
 5,499,387    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.87%(d)                      5,499
12,061,883    Merrill Lynch Premier Institutional Fund, 4.96%(d)                                  12,062
                                                                                              ----------
              Total Money Market Funds                                                            17,561
                                                                                              ----------
              Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $143,554)                                          143,556
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $678,522)                                              $1,112,048
                                                                                              ==========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 80.0% of net assets at November 30, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2007, was $16,403,000, which represented 1.7% of the Fund's net assets.

         (b) Security was fair valued at November 30, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (c) The security or a portion thereof was out on loan as of November 30, 2007.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

         (d) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2007.

         (h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $131,593) (identified cost of $678,522)                          $1,112,048
   Cash                                                                                   50
   Cash denominated in foreign currencies (identified cost of $601)                      595
   Receivables:
      Capital shares sold                                                              1,545
      Dividends and interest                                                             315
      Other                                                                               40
                                                                                  ----------
         Total assets                                                              1,114,593
                                                                                  ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                               143,604
      Securities purchased                                                             3,012
      Capital shares redeemed                                                          1,332
   Unrealized depreciation on foreign currency contracts held, at value                    2
   Accrued management fees                                                               643
   Accrued transfer agent's fees                                                          65
   Other accrued expenses and payables                                                   128
                                                                                  ----------
         Total liabilities                                                           148,786
                                                                                  ----------
             Net assets applicable to capital shares outstanding                  $  965,807
                                                                                  ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $  477,463
   Overdistribution of net investment income                                         (25,082)
   Accumulated net realized gain on investments                                       79,899
   Net unrealized appreciation of investments                                        433,526
   Net unrealized appreciation of foreign currency translations                            1
                                                                                  ----------
             Net assets applicable to capital shares outstanding                  $  965,807
                                                                                  ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                    28,103
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    34.37
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $98)                                 $  3,958
  Interest                                                                              725
  Securities lending (net)                                                              251
                                                                                   --------
      Total income                                                                    4,934
                                                                                   --------
EXPENSES
  Management fees                                                                     3,368
  Administration and servicing fees                                                     651
  Transfer agent's fees                                                                 931
  Custody and accounting fees                                                           123
  Postage                                                                                69
  Shareholder reporting fees                                                             34
  Trustees' fees                                                                          4
  Registration fees                                                                      38
  Professional fees                                                                      38
  Other                                                                                  10
                                                                                   --------
     Total expenses                                                                   5,266
  Expenses paid indirectly                                                              (13)
                                                                                   --------
     Net expenses                                                                     5,253
                                                                                   --------
NET INVESTMENT LOSS                                                                    (319)
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
      Investments                                                                    67,075
      Foreign currency transactions                                                      71
  Change in net unrealized appreciation/depreciation of:
      Investments                                                                    82,795
      Foreign currency translations                                                       1
                                                                                   --------
         Net realized and unrealized gain                                           149,942
                                                                                   --------
  Increase in net assets resulting from operations                                 $149,623
                                                                                   ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                                  11/30/2007      5/31/2007
                                                                 --------------------------
FROM OPERATIONS
  Net investment income (loss)                                    $     (319)     $   1,832
  Net realized gain on investments                                    67,075         32,580
  Net realized gain (loss) on foreign currency transactions               71            (41)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                      82,795         76,498
     Foreign currency translations                                         1             (4)
                                                                  -------------------------
        Increase in net assets resulting from operations             149,623        110,865
                                                                  -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -        (18,586)
  Net realized gains                                                       -        (40,858)
                                                                  -------------------------
     Distributions to shareholders                                         -        (59,444)
                                                                  -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          163,316        349,659
  Reinvested dividends                                                     -         56,893
  Cost of shares redeemed                                           (163,600)      (222,075)
                                                                  -------------------------
     Increase (decrease) in net assets from capital
        share transactions                                              (284)       184,477
                                                                  -------------------------
  Capital contribution from USAA Transfer Agency Company                   -             31
                                                                  -------------------------
  Net increase in net assets                                         149,339        235,929
NET ASSETS
  Beginning of period                                                816,468        580,539
                                                                  -------------------------
  End of period                                                   $  965,807      $ 816,468
                                                                  =========================
Overdistribution of net investment income:
  End of period                                                   $  (25,082)     $ (24,763)
                                                                  =========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          5,088         12,660
  Shares issued for dividends reinvested                                   -          2,019
  Shares redeemed                                                     (5,271)        (8,079)
                                                                  -------------------------
     Increase (decrease) in shares outstanding                          (183)         6,600
                                                                  =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the
         Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

         The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

             A. SECURITY  VALUATION - The value of each  security is  determined
                (as of the  close  of  trading  on the New York  Stock  Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                   exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                3. Investments  in  open-end  investment  companies,  other than
                   ETFs, are valued at their NAV at the end of each business day.

                4. Short-term  securities with original or remaining  maturities of 60 days or less may be valued at amortized cost, which approximates market value.

                5. Repurchase  agreements are valued at cost, which approximates market value.

                6. Securities  for  which  market  quotations  are  not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL  TAXES  - The  Fund's  policy  is  to  comply  with  the
                requirements   of  the  Internal   Revenue  Code  applicable  to
                regulated

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security  transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE  AGREEMENTS  - The Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. FOREIGN  CURRENCY  TRANSLATIONS  -  The  Fund's  assets  may  be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of  securities,  income,  and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities,  other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES   PAID   INDIRECTLY  -  A  portion  of  the   brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $7,000 and $6,000, respectively, resulting in a total reduction in Fund expenses of $13,000.

             G. INDEMNIFICATIONS - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The  preparation  of financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 2.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $124,973,000 and $149,147,000, respectively.

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $440,641,000 and $7,115,000, respectively, resulting in net unrealized appreciation of $433,526,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2007, the Fund received securities-lending income of $251,000, which is net of the 20% income retained by Wachovia. As of November 30, 2007, the Fund loaned securities having a fair market value of approximately $131,593,000 and received cash collateral of $143,604,000 for the loans. Of this amount, $143,554,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $50,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,368,000, which included a performance adjustment of $113,000 that increased the base management fee of 0.75% by 0.03%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $651,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $931,000.

             D. UNDERWRITING   SERVICES  -  The   Manager   provides   exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

             A. FASB  INTERPRETATION  NO. 48,  "ACCOUNTING  FOR  UNCERTAINTY  IN
                INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
                Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The
                Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

             B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
                MEASUREMENTS"  (FAS 157) - In  September  2006,  FASB issued FAS
                157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

             C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS NO. 159, "THE FAIR
                VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                    NOVEMBER 30,                          YEAR ENDED MAY 31,
                                    ------------------------------------------------------------------------------------------
                                        2007              2007            2006             2005           2004            2003
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $  28.86          $  26.77        $  13.60         $  14.52       $  10.70        $  11.71
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)(a)      (.01)              .07             .07              .01           (.07)            .02
   Net realized and
      unrealized gain (loss)(a)         5.52              4.56           13.26             (.78)          4.75            (.65)
                                    ------------------------------------------------------------------------------------------
Total from investment
   operations(a)                        5.51              4.63           13.33             (.77)          4.68            (.63)
                                    ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                   -              (.76)              -                -           (.86)           (.38)
   Realized capital gains                  -             (1.78)           (.16)            (.15)             -               -
                                    ------------------------------------------------------------------------------------------
Total distributions                        -             (2.54)           (.16)            (.15)          (.86)           (.38)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $  34.37          $  28.86        $  26.77         $  13.60       $  14.52        $  10.70
                                    ==========================================================================================
Total return (%)*                      19.09             17.70(c)        98.39            (5.39)         42.39           (5.11)
Net assets at
   end of period (000)              $965,807          $816,468        $580,539         $275,768       $291,609        $156,192
Ratios to average net assets:
   Expenses (%)**(b)                    1.21(d)           1.21(c)         1.21             1.26           1.26            1.47
   Net investment income
      (loss) (%)**                      (.07)(d)           .27             .33              .06           (.49)            .20
Portfolio turnover (%)                    15                12              29               27             27              31

  * Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.  Includes  adjustments in accordance  with
    U.S.  generally  accepted  accounting  principles  and could differ from the
    Lipper reported return.
 ** For the six-month  period ended  November 30, 2007,  average net assets were
    $870,907,000.
(a) Calculated using average shares. For the six-month period ended November 30,
    2007,  average shares were 27,737,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)         (.00%)(+)       (.01%)           (.03%)         (.03%)          (.00)(+)

    (+) Represents less than 0.01% of average net assets.
(c) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING              DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2007 -
                                  JUNE 1, 2007         NOVEMBER 30, 2007        NOVEMBER 30, 2007
                                 ----------------------------------------------------------------
Actual                              $1,000.00              $1,190.90                  $6.63

Hypothetical
 (5% return before expenses)         1,000.00               1,018.95                   6.11

         *Expenses are equal to the Fund's annualized expense ratio of 1.21%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 19.09% for the six-month period of June 1, 2007, through November 30, 2007.

38

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                                                                              39

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40

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                    Postage
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   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23408-0108                                  (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.